UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 21.8%
	BRAZIL – 3.6%
$200,000	Banco BTG Pactual S.A. 4.88%, 7/8/2016	$209,322
100,000	Braskem International Ltd. 9.38%, 6/1/2015	106,850
701,000	Tam Capital, Inc. 7.38%, 4/25/2017	757,080
		1,073,252
	COLOMBIA – 0.3%
100,000	AES Chivor & Cia SCA ESP 9.75%, 12/30/2014	103,100

	EL SALVADOR – 1.7%
500,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/20171	527,500

	GERMANY – 0.4%
100,000	Dresdner Bank A.G. 7.25%, 9/15/2015	106,212

	MEXICO – 9.7%
700,000	Controladora Mabe S.A. de C.V. 6.50%, 12/15/2015	742,000
5,230,000	Ford Credit de Mexico S.A. de C.V. SOFOM ENR 4.00%, 10/3/20142	403,761
	Mexican Bonos
13,016,000	8.00%, 12/17/2015	1,071,311
2,440,000	7.25%, 12/15/2016	204,224
6,500,000	Volkswagen Bank S.A. 3.81%, 12/1/20142	501,659
		2,922,955
	PERU – 6.1%
750,000	Banco de Credito del Peru 4.75%, 3/16/2016	798,750
950,000	Intercorp Retail Trust 8.88%, 11/14/20181	1,047,375
		1,846,125
	TOTAL CORPORATE BONDS (Cost $6,489,481)	6,579,144

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 55.6%
	BRAZIL – 1.4%
50,000	AMBEV S.A. - ADR	$352,000
4,000	Petroleo Brasileiro S.A. - ADR	58,520
		410,520
	CHILE – 3.7%
959,154	Banco de Chile	127,947
8,000	CAP S.A.	113,318
400,000	Colbun S.A.	100,395
10,000	Enersis S.A. - ADR	168,500
44,300	Latam Airlines Group S.A. - ADR*	594,506
		1,104,666
	COLOMBIA – 7.0%
152,500	Avianca Holdings S.A.	311,092
13,415	Banco Davivienda S.A.	216,641
8,000	BanColombia S.A. - ADR	462,400
151,177	Constructora Conconcreto S.A.	119,170
11,576	Empresa de Energia de Bogota S.A. ESP	9,803
23,900	Grupo Argos S.A.	287,691
215,000	Grupo Aval Acciones y Valores	154,594
10,500	Grupo de Inversiones Suramericana S.A.	223,143
21,896	Grupo Nutresa S.A.	322,113
		2,106,647
	MEXICO – 23.3%
65,000	America Movil S.A.B. de C.V. - ADR	1,348,750
37,000	Arca Continental S.A.B. de C.V.	250,716
64,998	Cemex S.A.B. de C.V. - ADR*	859,929
10,200	Coca-Cola Femsa S.A.B. de C.V.	115,716
144,910	Compartamos S.A.B. de C.V.	279,242
120,000	Corp Inmobiliaria Vesta S.A.B. de C.V.	251,590
195,485	Empresas ICA S.A.B. de C.V. - ADR*	1,528,693
60,600	Grupo Financiero Banorte S.A.B. de C.V. - Class O	433,428
95,000	Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR	1,261,600
35,000	Industrias Bachoco S.A.B. de C.V.	156,446
89,700	Mexichem S.A.B. de C.V.	371,148
62,100	Wal-Mart de Mexico S.A.B. de C.V.	166,098
		7,023,356
	PANAMA – 0.4%
900	Copa Holdings S.A. - Cl. A	128,313

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PERU – 8.8%
120,200	Alicorp S.A.A.	$353,062
164,650	BBVA Banco Continental S.A.	335,360
124,000	Cia de Minas Buenaventura S.A.A. - ADR	1,464,440
252,006	Corp Aceros Arequipa S.A.	63,035
358,928	Ferreyros S.A.A.	243,689
51,786	Grana y Montero S.A.A.	185,049
96	Southern Copper Corp.	2,916
		2,647,551
	SWITZERLAND – 0.7%
11,000	UBS A.G.	201,520

	UNITED STATES – 10.3%
38,000	Bank of America Corp.	584,060
900	Boeing Co.	114,507
14,000	Citigroup, Inc.	659,400
12,000	JPMorgan Chase & Co.	691,440
1,650	MasterCard, Inc. - Class A	121,225
17,000	MetLife, Inc.	944,520
		3,115,152
	TOTAL COMMON STOCKS (Cost $19,378,795)	16,737,725

	EXCHANGE TRADED FUNDS – 1.4%
	MEXICO – 1.1%
5,000	iShares MSCI Mexico Capped ETF	339,050

	UNITED STATES – 0.3%
2,500	iPATH S&P 500 VIX Short-Term Futures ETN*	71,500

	TOTAL EXCHANGE TRADED FUNDS (Cost $426,172)	410,550

Principal Amount

	SHORT-TERM INVESTMENTS – 21.8%
$6,556,032	UMB Money Market Fiduciary , 0.01%3	6,556,032
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,556,032)	6,556,032

	TOTAL INVESTMENTS – 100.6% (Cost $32,850,480)	30,283,451

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	Liabilities in Excess of Other Assets – (0.6)%	$(187,565)

	TOTAL NET ASSETS – 100.0%	$30,095,886

	SECURITIES SOLD SHORT – (5.4)%
	COMMON STOCKS – (4.2)%
	BRAZIL – (4.2)%
(10,000)	Banco Bradesco S.A. - ADR	(145,200)
(50,000)	Banco Santander Brasil S.A. - ADR	(346,000)
(8,500)	Embraer S.A. - ADR	(309,655)
(32,000)	Itau Unibanco Holding S.A. - ADR	(460,160)
		(1,261,015)
	TOTAL COMMON STOCKS (Proceeds $1,274,908)	(1,261,015)

	EXCHANGE TRADED FUNDS – (1.1)%
	BRAZIL – (1.1)%
(7,000)	iShares MSCI Brazil Capped ETF	(334,460)
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $340,592)	(334,460)

Number of Contracts

	CALL OPTIONS – (0.1)%
	UNITED STATES – (0.1)%
(9)	Boeing Co. Exercise Price: $140.00, Expiration Date: August 19, 2014	(54)
(200)	Bank of America Corp. Exercise Price: $16.00, Expiration Date: August 19, 2014	(1,800)
(16)	MasterCard, Inc. – Class A Exercise Price: $79.50, Expiration Date: August 19, 2014	(16)
(170)	MetLife, Inc. Exercise Price: $55.00, Expiration Date: August 19, 2014	(20,570)
		(22,440)
	TOTAL CALL OPTIONS (Proceeds $23,935)	(22,440)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,639,435)	$(1,617,915)

ADR – American Depositary Receipt
ETN – Exchange Traded Note

*	Non-income producing security.
1	Callable.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

2	Variable, floating or step rate security.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2014 (Unaudited)

Note 3 – Federal Income Tax Information
At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$32,856,535

Gross unrealized appreciation	$630,889
Gross unrealized depreciation	(3,203,973)
Net unrealized depreciation	$(2,573,084)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Strategic Latin America Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds1	$-	$6,579,144	$-	$6,579,144
Common	16,737,725	-	-	16,737,725
Exchange Traded Funds1	410,550	-	-	410,550
Short-Term Investments	6,556,032	-	-	6,556,032
Total Investments	$23,704,307	$6,579,144	$-	$30,283,451

Liabilities
Securities Sold Short
Call Options1	$22,440	$-	$-	$22,440
Common Stocks1	1,261,015	-	-	1,261,015
Exchange Traded Funds1	334,460	-	-	334,460
Total Liabilities	$1,617,915	$-	$-	$1,617,915

*	The Fund did not hold any Level 3 securities during the period ended June 30, 2014.
1	For a detailed break-out by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/29/2014

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/29/2014

* Print the name and title of each signing officer under his or her signature.